Condensed Consolidated Statement of Operations and Comprehensive Loss - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 8,942	$ 34,379		$ 60,787	$ 119,989
Cost of revenue		451		49,586	13,130
Gross Profit	8,942	33,928		11,201	106,859
Operating Expenses
General and administrative	473,444	72,128		757,688	257,984
Professional fees	231,629	5,734		596,927	8,940
Depreciation	1,149	3,192		16,100	20,975
Total Operating Expenses	706,222	81,054		1,370,715	287,899
Loss from operations	(697,280)	(47,126)		(1,359,514)	(181,040)
Other Expense
Loss on debt extinguishment	(25,000)
Interest expense	(147,950)			(59,241)
Net Other Expense	(172,950)			(59,241)
Loss Before Provision for Income Taxes	(870,230)	(47,126)		(1,418,755)	(181,040)
Provision for Income Taxes
Net Loss	(870,230)	(47,126)		(1,418,755)	(181,040)
Foreign currency translation adjustments				(18,605)	14,549
Other comprehensive loss	(14,664)	(6,166)
Comprehensive Loss	$ (884,894)	$ (53,292)		$ (1,437,360)	$ (166,491)
Net Loss Per Common Share: Basic and Diluted	$ (0.01)	$ (0.00)	[1]	$ (0.01)	$ (0.00)	[1]
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	82,623,020	50,000,000		111,433,488	42,122,500

[1]	Represents an amount that is less than ($0.01)